Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0008	$ 0.0008	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,247,117	3,247,117	20,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,247,117	3,247,117	20,000,000
Perviously Reported
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]		500,000,000
Ordinary shares, shares issued (in Shares)	[1]		25,976,936
Ordinary shares, shares outstanding (in Shares)	[1]		25,976,936

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.